Fair Values Of FCI's Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of FCI's pension plan assets	$ 2,319	$ 1,925	$ 1,376
Total
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of FCI's pension plan assets	1,389	1,041
Guaranteed interest contract | Kyobo Life Insurance Co. Ltd.
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of FCI's pension plan assets	534	504
Fixed Deposit | Industrial Bank of Korea
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of FCI's pension plan assets	$ 855	$ 537